Revenue	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Revenue
20. Revenue
Disaggregation of revenue
In the following tables, revenue is disaggregated by service type, major industries serviced, contract type and geography.
Revenue by service type

	Year ended March 31,
	2023	2022	2021
Industry-specific	$451,829	$431,770	$372,505
Finance and accounting	281,826	248,572	212,563
Customer experience services	237,558	189,615	154,368
Research and analytics	131,694	116,081	94,545
Auto claims	71,754	96,123	54,620
Others	49,601	27,639	24,042

Total	$1,224,262	$1,109,800	$912,643

Revenue by industry

	Year ended March 31,
	2023	2022	2021
Insurance*	$328,593	$332,335	$266,669
Healthcare	192,498	196,614	172,878
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom	179,546	149,884	139,449
Travel and leisure	207,429	163,849	129,231
Shipping and logistics	92,762	85,258	63,530
Hi-tech and professional services	80,750	69,278	56,386
Banking and financial services	82,600	64,034	42,555
Utilities	60,084	48,548	41,945

Total	$1,224,262	$1,109,800	$912,643

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.
Revenue by contract type

	Year ended March 31,
	2023	2022	2021
Full-time-equivalent	$829,330	$703,440	$592,868
Transaction*	181,177	188,357	133,423
Subscription	94,173	102,859	98,176
Fixed price	67,640	63,570	42,371
Others	51,942	51,574	45,805

Total	$1,224,262	$1,109,800	$912,643

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.

Revenue by delivery location

	Year ended March 31,
	2023	2022	2021
India	$635,678	$555,796	$463,908
United States (1)	185,898	168,493	150,418
Philippines	164,930	143,238	119,855
UK (2)(3)	103,422	127,826	72,178
South Africa	63,025	56,735	51,625
Sri Lanka	15,714	16,282	15,748
China	13,919	13,880	12,740
Romania	20,702	12,756	13,107
Spain	3,902	5,314	5,224
Poland	6,764	4,989	4,816
Costa Rica	5,272	3,643	3,024
Australia	4,945	848	—
Malaysia	91	—	—

Total	$1,224,262	$1,109,800	$912,643

(1)	Includes revenue derived from Canada, which was not significant.
(2)	Includes revenue derived from Turkey and Germany, which were not significant.
(3)	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.
Revenue by geography
Refer Note 28 — External revenue.
Contract balances
Contract assets
The movement in contract assets during the year ended March 31, 2023 is as follows:

	As at
	March 31, 2023
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$10,845	$27,361	$11,796	$50,002
Additions during the year	5,488	20,528	7,010	33,026
Amortization/recognition during the year	(2,317)	(4,332)	(6,157)	(12,806)
Impairment loss recognized during the year	(260)	—	—	(260)
Translation adjustments	(341)	(1,652)	(727)	(2,720)

Closing balance	$13,415	$41,905	$11,922	$67,242

The movement in contract assets during the year ended March 31, 2022 is as follows:

	As at
	March 31, 2022
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$8,112	$17,656	$9,121	$34,889
Additions during the year	5,209	17,923	10,811	33,943
Amortization/recognition during the year	(2,190)	(7,352)	(7,736)	(17,278)
Impairment loss recognized during the year	(46)	—	—	(46)
Translation adjustments	(240)	(866)	(400)	(1,506)

Closing balance	$10,845	$27,361	$11,796	$50,002

Contract liabilities

	As at
	March 31, 2023	March 31, 2022
Contract liabilities:
Payments in advance of services	$18,534	$20,416
Advance billings	6,560	6,307
Others	359	314

Total	$25,453	$27,037

Revenue recognized during the year ended March 31, 2023 and 2022, which was included in the contract liabilities balance at the beginning of the respective periods is as follows:

	As at
	March 31, 2023	March 31, 2022
Payments in advance of services	$8,204	$9,114
Advance billings	5,038	538
Others	273	2,340

Total	$13,515	$11,992

During the year ended March 31, 2023 the Company acquired $1,578 (March 31, 2022: $892) of contract liabilities as part of its business combinations (Refer Note 4).
The estimated revenue expected to be recognized in the future relating to remaining performance obligations as at March 31, 2023 and March 31, 2022 is as follows:

	As at March 31, 2023
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$2,726	$1,144	$1,305	$—	$5,175

	As at March 31, 2022
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$15,141	$5,475	$2,086	$—	$22,702
The Company does not disclose the value of unsatisfied performance obligations for:

(i)	contracts with an original expected length of one year or less; and

(ii)	contracts for which the Company recognizes revenue at the amount to which the Company has the right to invoice for services performed.